Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue		$ 308,864	$ 321,027	$ 363,205
Operating expenses:
Cost of revenue	[1],[2]	99,069	109,305	126,612
Sales and marketing	[1]	49,645	71,911	78,821
Research and development	[1]	19,131	18,182	18,490
General and administrative	[1],[3]	22,100	20,058	19,131
Loss contingency	[1]	0	141,750	3,500
Impairment of goodwill and intangibles	[1]	0	269,893	0
Depreciation and amortization		728	3,801	17,918
Total operating expenses		190,673	634,900	264,472
Operating income (loss)		118,191	(313,873)	98,733
Other income (expense):
Interest expense	[4]	(1,798)	(1,831)	(2,011)
Interest income		13,677	4,993	208
Gain on foreign currency transactions		4,796	6,994	1,110
Gain (loss) on foreign currency remeasurement, net		(3,606)	(1,179)	1,920
Gain (loss) on short-term investments		(82)	(152)	0
Other, net		(33)	(120)	654
Total other income (expense), net		12,954	8,705	1,881
Income (loss) before income tax		131,145	(305,168)	100,614
Income tax (expense) benefit		(30,217)	71,190	(22,506)
Net income (loss)		100,928	(233,978)	78,108
Less: Net income (loss) attributable to noncontrolling interests		43	0	0
Net income (loss) attributable to DoubleDown Interactive Co., Ltd.		100,885	(233,978)	78,108
Other comprehensive income (expense):
Pension adjustments, net of tax		(597)	(154)	(286)
Gain (loss) on foreign currency translation		1,219	(3,519)	504
Comprehensive income (loss)		$ 101,507	$ (237,651)	$ 78,326
Earnings per share:
Basic		$ 40.72	$ (94.43)	$ 33.91
Diluted		$ 40.72	$ (94.43)	$ 33.91
Weighted average shares outstanding:
Basic		2,477,672	2,477,672	2,303,200
Diluted		2,477,672	2,477,672	2,303,200

[1]	Excluding depreciation and amortization.
[2]	Includes related party royalty expense of $2,565, $3,374, and $4,335 for the years ended December 31, 2023, 2022 and 2021, respectively (see Note 13).
[3]	Includes related party rent and general and administrative expense of $2,904, $1,476, and $1,603 for the years ended December 31, 2023, 2022 and 2021, respectively (see Note 13).
[4]	Includes related party interest expense of $1,762, $1,780, and $2,010 for the years ended December 31, 2023, 2022 and 2021, respectively (see Note 13).